AMG Managers Global Income Opportunity Fund
AMG Managers Global Income Opportunity Fund
INVESTMENT OBJECTIVE
The AMG Managers Global Income Opportunity Fund’s (the “Fund”) investment objective is to achieve income and capital appreciation.
FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses <br/>(expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	AMG Managers Global Income Opportunity Fund Class N
Management Fee	0.55%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.97%
Total Annual Fund Operating Expenses	1.52%
Fee Waiver and Expense Reimbursements	(0.63%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	0.89%	[1]
[1]	AMG Funds LLC (the “Investment Manager”) has contractually agreed, through at least May 1, 2020, to waive management fees and/or pay or reimburse the Fund’s expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts and in connection with securities sold short), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 0.89% of the Fund’s average daily net assets (this annual rate or such other annual rate that may be in effect from time to time, the “Expense Cap”), subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months after the date any amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover such amounts from the Fund, provided that such repayment would not cause the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of the items noted in the parenthetical above) to exceed either (i) the Expense Cap in effect at the time such amounts were paid, waived or reimbursed, or (ii) the Expense Cap in effect at the time of such repayment by the Fund. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the AMG Funds III Board of Trustees or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

EXPENSE EXAMPLE
This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. The Example includes the Fund’s contractual expense limitation through May 1, 2020. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
AMG Managers Global Income Opportunity Fund | Class N | USD ($)	91	418	769	1,759

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 60% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund seeks to achieve its investment objective of income and capital appreciation through a portfolio of foreign and domestic fixed income securities. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in bonds (debt securities). Under normal market conditions, the Fund invests at least 65% of its total assets in investment grade U.S. and foreign corporate bonds and in securities issued or guaranteed by the U.S. and foreign governments, their agencies or instrumentalities, and supranational organizations such as the World Bank. Investment grade securities are rated at least in the BBB/Baa major rating category by S&P Global Ratings (“S&P”) or Moody’s Investor Service, Inc. (“Moody’s”) (or a similar rating from any nationally recognized statistical rating organization). Under normal conditions, the Fund will also invest at least 40% of its net assets, plus the amount of any borrowings for investment purposes, in investments of non-U.S. issuers. The Fund may also invest up to 30% of its total assets in below investment grade bonds (commonly known as “junk bonds” or “high yield securities”) (those rated below BBB/Baa by S&P or Moody’s). In addition, the Fund may invest in privately placed securities, restricted securities, securities that are eligible for resale without registration under the Securities Act of 1933, as amended (the “1933 Act”), pursuant to Rule 144A under the 1933 Act (“Rule 144A Securities”), or other unregistered securities.

The Fund may invest in companies in emerging market countries. Under normal circumstances, the Fund invests no more than 25% of its net assets, plus the amount of any borrowings for investment purposes, in debt securities of companies located in emerging market countries. Emerging market countries include any country determined by the Fund’s subadviser, Loomis, Sayles & Company, L.P. (the “Subadviser” or “Loomis”) to have an emerging market economy, taking into account a number of factors.  These factors may include whether the country has a low-to middle-income economy according to the International Bank for Reconstruction and Development (also known as the World Bank), the country’s foreign currency debt rating, its location and neighboring countries, its political and economic stability and the development of its financial and capital markets. These countries may include those located in Latin America and the Caribbean, Asia, Africa, the former Soviet Union, the Middle East and the developing countries of Europe (primarily Central and Eastern Europe).

From time to time, the Fund may invest in bonds that are not rated by S&P, Moody’s or a similar nationally recognized statistical rating organization. In the event that the Fund invests in non-rated bonds, the equivalent rating determined by Loomis will be used for the purpose of the Fund’s investment policies described above. Debt securities held by the Fund may have any remaining maturity. The Fund may hold instruments denominated in any currency. At least 30% of the total assets of the Fund will be invested in U.S. dollar-denominated instruments.

Loomis applies fundamental investment research techniques when deciding which bonds to buy or sell. Typically, Loomis:
  Primarily selects investments with the goal of enhancing the Fund’s overall yield and total return, relative to the Fund’s benchmark, the Barclays Global Aggregate Index.
  Uses credit analysis and internally developed investment techniques to evaluate numerous financial criteria relating to debt securities.
  May utilize forward currency contracts in order to adjust the Fund’s exposure to foreign currencies.
  Sells a security if it believes the security is overvalued by the market based on its credit, country, or currency.
Loomis does not manage the Fund to maintain a given average duration, thus giving the Fund the flexibility to invest in securities with any remaining maturity as market conditions change. At times, the Fund’s average duration may be longer than that of the Fund’s benchmark, so that the Fund is more sensitive to changes in interest rates than its benchmark. At other times the Fund’s average duration may be shorter than that of the Fund’s benchmark, so that the Fund is less sensitive to changes in interest rates than its benchmark. Loomis may utilize futures contracts in order to adjust the Fund’s duration.

Loomis generally prefers securities that seek to protect against calls (early redemption by the issuer).
PRINCIPAL RISKS
There is the risk that you may lose money on your investment. All investments carry a certain amount of risk, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Below are some of the risks of investing in the Fund. The risks are described in alphabetical order and not in the order of importance or potential exposure.

Credit and Counterparty Risk—the issuer of bonds or other debt securities or a counterparty to a derivatives contract may be unable or unwilling, or may be perceived as unable or unwilling, to make timely interest, principal or settlement payments or otherwise honor its obligations.

Currency Risk—fluctuations in exchange rates may affect the total loss or gain on a non-U.S. dollar investment when converted back to U.S. dollars and exposure to non-U.S. currencies may subject the Fund to the risk that those currencies will decline in value relative to the U.S. dollar.

Derivatives Risk—the use of derivatives involves costs, the risk that the value of derivatives may not correlate perfectly with their underlying assets, rates or indices, and the risk of mispricing or improper valuation. The use of derivatives may not succeed for various reasons, and the complexity and rapidly changing structure of derivatives markets may increase the possibility of market losses.

Emerging Markets Risk—investments in emerging markets are subject to the general risks of foreign investments, as well as additional risks which can result in greater price volatility.

Extension Risk—during periods of rising interest rates, a debtor may pay back a bond or other fixed income security slower than expected or required, and the value of such security may fall.

Foreign Investment Risk—investments in foreign issuers involve additional risks (such as risks arising from less frequent trading, changes in political or social conditions, and less publicly available information about non-U.S. issuers) that differ from those associated with investments in U.S. issuers and may result in greater price volatility.

Hedging Risk—there is no guarantee that hedging strategies will be successful. For example, changes in the value of a hedging transaction may not completely offset changes in the value of the assets and liabilities being hedged. Hedging transactions involve costs and may result in losses.

High Yield Risk—below investment grade debt securities and unrated securities of similar credit quality (commonly known as “junk bonds” or “high yield securities”) may be subject to greater levels of interest rate, credit, liquidity, and market risk than higher-rated securities. These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Inflation/Deflation Risk—Inflation risk is the risk that the value of assets or income from investments will be worth less in the future. Deflation risk is the risk that the prices throughout the economy decline over time—the opposite of inflation. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the Fund’s portfolio.

Interest Rate Risk—fixed coupon payments (cash flows) of bonds and debt securities may become less competitive with the market in periods of rising interest rates and cause bond prices to decline. During periods of increasing interest rates, the Fund may experience high levels of volatility and shareholder redemptions, and may have to sell securities at times when it would otherwise not do so, and at unfavorable prices, which could reduce the returns of the Fund.

Leverage Risk—borrowing and some derivative investments such as futures, forward commitment transactions and swaps may magnify smaller adverse market movements into relatively larger losses.

Liquidity Risk—the Fund may not be able to dispose of particular investments, such as illiquid securities, readily at favorable times or prices or the Fund may have to sell them at a loss.

Management Risk—because the Fund is an actively managed investment portfolio, security selection or focus on securities in a particular style, market sector or group of companies may cause the Fund to incur losses or underperform relative to its benchmarks or other funds with a similar investment objective. There can be no guarantee that the Subadviser’s investment techniques and risk analysis will produce the desired result.

Market Risk—market prices of investments held by the Fund may fall rapidly or unpredictably due to a variety of factors, including economic, political, or market conditions or in response to events that affect particular industries or companies.

Political Risk—changes in the general political and social environment of a country can have substantial effects on the value of investments exposed to that country.

Prepayment Risk—a debtor may exercise its right to pay back a bond or other debt security earlier than expected or required during periods of decreasing interest rates.

Reinvestment Risk—the Fund may have difficulty reinvesting payments from debtors and may receive lower rates than from its original investments.

Rule 144A Securities Risk—investing in Rule 144A securities may reduce the liquidity of the Fund’s investments in the event that an adequate trading market does not exist for these securities. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A securities at a particular time could adversely affect the marketability of the securities, and the Fund may be unable to sell the security at the desired time or price, if at all. The purchase price and subsequent valuation of Rule 144A securities normally reflect a discount, which may be significant, from the market price of comparable unrestricted securities for which a liquid trading market exists.
PERFORMANCE
The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s performance compares to that of a broad based securities market index. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future. Effective February 27, 2017, outstanding Class S shares of the Fund (formerly shares of the Fund’s sole share class, which were reclassified and redesignated as Class S shares on October 1, 2016) were renamed Class N shares. To obtain updated performance information please visit www.amgfunds.com or call 800.548.4539.
Calendar Year Total Returns as of 12/31/18 (Class N)

Best Quarter: 14.15% (2nd Quarter 2009) Worst Quarter: -6.80% (4th Quarter 2016)
Average Annual Total Returns as of 12/31/18
Average Annual Total Returns - AMG Managers Global Income Opportunity Fund	1 Year	5 Years	10 Years
Class N	(4.18%)	1.18%	4.77%
Class N | Return After Taxes on Distributions	(4.45%)	0.83%	3.65%
Class N | Return After Taxes on Distributions and Sale of Fund Shares	(2.47%)	0.74%	3.31%
Bloomberg Barclays Global Aggregate Index (reflects no deduction for fees, expenses, or taxes)	(1.20%)	1.08%	2.49%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).